UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Carmignac Gestion
Address:   24 place Vendome
           75001 Paris, France

Form 13F File Number:     28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cyril Billioud
Title:     Head of Legal Department
Phone:     33 (0) 1.70.92.33.67

Signature, Place and Date of Signing:

/s/ Cyril Billioud                     Paris, France     March 25, 2013
----------------------------------     -------------     ---------------
   [Signature]                         [City, State]         [Date]

Report Type (Check only one):

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                                   0

Form 13F Information Table Entry Total:                             27

Form 13F Information Table Value Total:                    $12,488,916
                                                           (thousands)

List of Other Included Managers:  NONE

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Column 1                         Column 2  Column 3   Column 4     Column 5                Column 6   Column 7      Column 8

                                                                  Shares or
                                 Title of               Value     Principal    SH/  PUT/  Investment    Other    Voting Authority
Name of Issuer                    Class     Cusip     (x$1,000)     Amount     PRN  CALL  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER-BUSCH INBEV NV           ADR     20441W203     538,901   12,142,879   SH            SOLE             12,142,879
ANADARKO PETROLEUM CORP           COM     032511107   1,239,920   15,580,800   SH            SOLE             15,580,800
BANK OF AMERICA CORP              COM     060505104     578,345   51,500,000   SH            SOLE             51,500,000
CREDICORP LTD                     COM     G2519Y108     334,420    2,229,764   SH            SOLE              2,229,764
BAIDU INC                         ADR     056752108     516,266    5,688,254   SH            SOLE              5,688,254
BANCO SANTANDER SA                ADR     40053C105     367,778   24,650,000   SH            SOLE             24,650,000
CIA BRASILEIRA DE DISTRIBUICAO    ADR     20440T201     402,609    7,944,134   SH            SOLE              7,944,134
CELGENE CORP                      COM     151020104     484,285    4,689,500   SH            SOLE              4,689,500
CHECK POINT SOFTWARE TECHNOLOG    COM     M22465104     391,399    7,453,791   SH            SOLE              7,453,791
CORE LABORATORIES NV              COM     N22717107     511,125    3,726,757   SH            SOLE              3,726,757
CME GROUP INC/IL                  COM     12572Q105     290,160    4,862,752   SH            SOLE              4,862,752
ENSCO PLC                         CL A    G3157S106     372,528    6,194,350   SH            SOLE              6,194,350
EATON CORP PLC                    COM     G29183103     290,020    4,680,000   SH            SOLE              4,680,000
FOMENTO ECONOMICO MEXICANO SAB    ADR     344419106     121,962    1,091,479   SH            SOLE              1,091,479
GOLDCORP INC                      COM     380956409     392,800   12,108,519   SH            SOLE             12,108,519
RANDGOLD RESOURCES LTD            ADR     752344309     272,441    3,287,570   SH            SOLE              3,287,570
HALLIBURTON CO                    COM     406216101     670,528   16,153,400   SH            SOLE             16,153,400
INTERCONTINENTALEXCHANGE INC      COM     45865V100     318,923    2,059,958   SH            SOLE              2,059,958
LAS VEGAS SANDS CORP              COM     517834107     756,253   14,687,371   SH            SOLE             14,687,371
LYONDELLBASELL INDUSTRIES NV      CL A    N53745100     406,905    6,941,400   SH            SOLE              6,941,400
MEAD JOHNSON NUTRITION CO         COM     582839106     260,844    3,482,093   SH            SOLE              3,482,093
MORGAN STANLEY                    COM     617446448     259,325   11,500,000   SH            SOLE             11,500,000
MICROSOFT CORP                    COM     594918104     499,705   17,975,000   SH            SOLE             17,975,000
POTASH CORP OF SASKATCHEWAN IN    COM     73755L107     429,604   10,716,000   SH            SOLE             10,716,000
SCHLUMBERGER LTD                  COM     806857108     623,602    8,010,296   SH            SOLE              8,010,296
SILVER WHEATON CORP               COM     828336107     353,723   11,183,134   SH            SOLE             11,183,134
YUM! BRANDS INC                   COM     988498101     804,548   12,286,922   SH            SOLE             12,286,922

                                                     12,488,916
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